Deferred Offering Costs (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 848,487	$ 1,091,021